Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the time of exercise of awards | $ / shares	$ 159.72	$ 123.23
Withholding tax liabilities	$ 92,000,000	$ 109,000,000
Stock incentive plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of common shares available for grant	7,678,633	8,459,523
Maximum number of common shares available for grant	69,150,969
Stock Options [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum term of option	10 years
TSRUs [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted	$ 162.37	$ 125.92
PRSUs [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted	$ 157,540,000	$ 121.13
Vesting period	3 years
PRSUs [Member] | Bottom of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of options vested	0.00%
PRSUs [Member] | Top of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of options vested	200.00%
Employee Stock Purchase Plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of discount allowed for purchase of shares	15.00%
Maximum payroll deduction allowed	$ 21,250
Maximum shares to be purchased through plan | shares	20,388,909